TAXATION - Schedule of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Beginning balance	¥ 78,800	$ 11,425	¥ 48,966
Additions	15,772	2,286	30,263
Decreases			(429)
Ending balance	¥ 94,572	$ 13,711	¥ 78,800